Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

February 28, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on February 26, 2024.

If you have any questions or require further information, please contact me at rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust

Appendix A

Pacer American Energy Independence ETF
Pacer BlueStar Digital Entertainment ETF
Pacer BlueStar Engineering the Future ETF
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (October) ETF
Pacer Swan SOS Fund of Funds ETF